Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

Note 17 – Provisions

The Company is a party to several civil, tax, commercial, labor and regulatory proceedings and claims that have arisen in the ordinary course of business. In order to determine the proper level of provisions, Management of the Company, based on the opinion of its internal and external legal counsel, assesses the likelihood of any adverse judgments or outcomes related to these matters as well as the range of probable losses that may result from the potential outcomes. A determination of the amount of provisions required, if any, is made after careful analysis of each individual case.

The determination of the required provisions may change in the future due to new developments or unknown facts at the time of the evaluation of the claims or changes as a matter of law or legal interpretation. Consequently, as of December 31, 2017, the Company has established provisions in an aggregate amount of $2,088 ($56 to cover potential losses under these claims for regulatory contingencies deducted from assets and $2,032 included under provisions) and certain amounts deposited in the Company’s bank accounts have been restricted as to their use due to some judicial proceedings. As of December 31, 2017, these restricted funds totaled $98 (included under Other receivables, net line item in the consolidated statement of financial position).

Provisions consist of the following:

	Balances	Additions/ (recoveries)		Reclassifications	Uses		Balances as of December 31, 2016	Additions/ (recoveries)		Reclassifications	Uses		Balances
	as of December 31, 2015	Capital	Interest (i)		Debt recognition	Payments		Capital	Interest (i)		Debt recognition	Payments	as of December 31, 2017
Current
Provision for civil and commercial proceedings	112	-	-	47	(15)	(35)	109	76	-	104	(66)	(65)	158
Provision for labor claims	51	-	-	159	(27)	(92)	91	-	-	232	-	(223)	100
Provision for regulatory, tax and other matters claims	44	-	-	72	-	(45)	71	1	-	283	(140)	(67)	148

Total current provisions	207	-	-	278	(42)	(172)	271	77	-	619	(206)	(355)	406

Non-current
Provision for civil and commercial proceedings	240	14	54	(47)	-	-	261	150	53	(104)	-	-	360
Provision for labor claims	329	130	78	(159)	(1)	-	377	315	141	(232)	-	-	601
Provision for regulatory, tax and other matters claims	407	43	11	(45)	-	-	416	78	83	(283)	-	-	294
Asset retirement obligations	189	47	64	-	-	(2)	298	35	43			(5)	371

Total non-current provisions	1,165	234	207	(251)	(1)	(2)	1,352	578	320	(619)	-	(5)	1,626

Total provisions	1,372	(ii) 234	207	(iii) 27	(43)	(174)	1,623	(iv) 655	320	-	(206)	(360)	2,032

(i)Charged to finance costs, interest on provisions line item.

(ii)Charged 187 to Provisions, 45 to PP&E (CAPEX) and 2 to currency translation adjustments.

(iii)Use of Resolution No. 41/07 receivables.

(iv)Charged 590 to Provisions, 35 to CAPEX, 3 to currency translation adjustments and 27 to acquisition of Tuves Paraguay.

1.Probable Contingent liabilities

Below is a summary of the most significant claims and legal actions for which provisions have been established:

Profit sharing bonds

Various legal actions are brought, mainly by former employees of the Company against the Argentine government and Telecom Argentina, requesting that Decree No. 395/92 – which expressly exempted Telefónica and the Company from issuing the profit sharing bonds provided in Law No. 23,696 – be struck down as unconstitutional. The plaintiffs also claim the compensation for damages they suffered because such bonds have not been issued.

In August 2008, the Argentine Supreme Court of Justice found Decree No. 395/92 unconstitutional when resolving a similar case against Telefónica.

Since the Argentine Supreme Court of Justice’s judgment on this matter, the Divisions of the Courts of Appeal ruled that Decree No. 395/92 was unconstitutional. As a result, in the opinion of the legal counsel of the Company, there is an increased probability that the Company has to face certain contingencies, notwithstanding the right of reimbursement that attends Telecom Argentina against the National State.

Said Court decision found the abovementioned Decree unconstitutional and ordered that the proceedings be remanded back to the court of origin so that such court could decide which defendant was compelled to pay –the licensee and/or the Argentine government- and the parameters that were to be taken into account in order to quantify the remedies requested (percent of profit sharing, statute of limitations criteria, distribution method between the program beneficiaries, etc). It should be mentioned that there is no uniformity of opinion in the Courts in relation to each of those concepts.

Later, in “Ramollino Silvana c/Telecom Argentina S.A.”, the Argentine Supreme Court of Justice, on June 9, 2015, ruled that the profit sharing bonds do not correspond to employees who joined Telecom Argentina after November 8, 1990 and that were not members of the PPP.

This judicial precedent is consistent with the criteria followed by the Company for estimating provisions for these demands, based on the advice of its legal counsel, which considered remote the chances of paying compensation to employees not included in the PPP.

Legal action’s statute of limitations criteria: Argentine Supreme Court of Justice ruling “Dominguez c/ Telefónica de Argentina S.A.”

In December 2013, the Argentine Supreme Court ruled on a similar case to the above referred legal actions, “Domínguez c/ Telefónica de Argentina S.A”, overturning a lower court ruling that had barred the claim as having exceeded the applicable statute of limitations since ten years had passed since the issuance of Decree No. 395/92.

The Argentine Supreme Court of Justice ruling states that the Civil and Commercial Proceedings Court must hear the case again to consider statute of limitations arguments raised by the appellants that, in the opinion of the Argentine Supreme Court of Justice, were not considered by the lower court and are relevant to the resolution of the case.

After the Argentine Supreme Court of Justice’s ruling and until the date of issuance of these consolidated financial statements, two chambers of the Civil and Commercial Federal Proceedings Court have issued opinions interpreting the doctrine developed by the Argentine Supreme Court of Justice in its ruling, acknowledging that the statute of limitations must be applied periodically –as of the time of each balance sheet- but limited to five years; and Chamber III ruled, by a majority of votes, that the statute of limitations must not be applied periodically, but that instead, was exceeded ten years after the issuance of Decree No. 395/92.

Criteria for determining the relevant profit to calculate compensation: ruling of the Civil and Commercial Federal Proceedings Court in Plenary Session “Parota c/ Estado Nacional y Telefónica de Argentina S.A.”

On February 27, 2014, the Civil and Commercial Appeals Court issued its decision in plenary session in the case “Parota, César c/ Estado Nacional”, as a result of a complaint filed against Telefónica de Argentina S.A, ruling: “that the amount of profit sharing bonds the corresponding to former employees of Telefónica de Argentina S.A. should be calculated based on the taxable income of Telefónica de Argentina S.A. on which the income tax liability is to be assessed”.

The Court explained that in order to make such determination: “it is necessary to clarify that “taxable income” (pre-tax income) means the amount of income subject to the income tax that the company must pay, which generally means gross income, including all revenue obtained during the fiscal year (including contingent or extraordinary revenue), minus all ordinary and extraordinary expenses accrued during such fiscal year”.

As of December 31, 2017, the Company’s Management, with the advice of its legal counsel, has recorded the provisions for contingencies that it estimates are sufficient to cover the risks associated with these legal actions, having considered the available legal background as of the date of issuance of these consolidated financial statements.

Additionally, on June 3, 2013 Telecom Argentina was notified of a lawsuit filed by four unions claiming the issuance of a profit sharing bonds (hereinafter “the bonds”) for future periods and for periods for which the statute of limitations is not expired. To enforce this claim, the plaintiffs require that Decree No. 395/92 should be declared unconstitutional.

This collective lawsuit is for an unspecified amount. The plaintiffs presented the criteria that should be applied for the determination of the percentage of participation in the Company’s profit. The lawsuit requiring the issuance of a profit sharing bond represents an obligation with potential future economic impact for Telecom Argentina.

In June 2013, the Company filed its answer to the claim, arguing that the labor courts lack of jurisdiction. On October 30, 2013, the judge rejected the lack of jurisdiction plea, established a ten year period as statute of limitation and deferred ruling on the defenses of res judicata, lis pendens and on the third party citation required after a hearing is held by the court. Telecom Argentina has appealed the judge’s ruling.

On December 12, 2013 this hearing took place and the intervening court differed the defense of statute of limitations filed by the Company to the moment of the final ruling, among other matters. It also ordered the plaintiff to establish that they have permission to bring the case on behalf Telecom Argentina’s employees included in the claim; meanwhile the trial proceeding will be suspended. The plaintiff appealed the decision and the judge deferred this issue to the time of sentencing.

As of the date of issuance of these consolidated financial statements, the appeal regarding lack of jurisdiction raised by the Company is pending, until the documentation requested by the court to the plaintiffs was resolved.

The Company, based on the advice of its legal counsel, believes that there are strong arguments to defend its rights in this claim based, among other things, in the expiration of the statute of limitations of the claim for the unconstitutionality of Decree No. 395/92, the lack of active legal standing for collective claim for bonds issuance -due to the existence of individual claims-, among other reasons regarding lack of active legal standing.

Sales representative claims

Former sales representatives of Personal have brought legal actions for alleged improper termination of their contracts and have submitted claims for payment of different items such as commission differences, value of the customers’ portfolio and lost profit, among other matters. Personal believes, based on the advice of its legal counsel, that certain items included in the claims would not be sustained while other items, if sustained, would result in significantly lower amounts than those claimed. As of the date of issuance of these consolidated financial statements, some legal actions are in the discovery phase and with expert opinions in progress.

Personal’s Management, based on the advice of its legal counsel, has recorded provisions that it estimates are sufficient to cover the risks associated with these claims, which are considered that would not have a negative impact on Personal’s results and financial position.

Regulator’s Penalty Activities

Telecom Argentina is subject to various penalty procedures, in most cases promoted by the Regulatory Authority, for delays in the reparation and installation of service to fix-line customers. Although generally a penalty considered on an individual basis does not have a material effect on Telecom Argentina’s equity, there is a significant disproportion between the amounts of the penalty imposed by the Regulatory Authority and the revenue that the affected customer has generated to Telecom Argentina.

In determining the provisions for regulatory charges and sanctions, the Telecom Argentina’s Management, with the assessment of its legal counsel, determines the likelihood of such sanctions being imposed, the amount thereof based on historical information and judicial precedents, also contemplating various probable scenarios of statute of limitation for charges and sanctions received, the current levels of execution of sanctions and the eventual results of legal actions that Telecom Argentina has undertaken to demonstrate, among other things, the disproportionate sanctions imposed by the Regulatory Authority since 2013.

Telecom Argentina has recorded certain provisions that it deems sufficient to cover the above mentioned sanctions and charges, estimating that they should not prosper in amounts individually higher than 200 thousand UT (9,380 argentine pesos) per each alleged violation against its clients in the normal course of business, in accordance with the legal and regulatory analysis performed as of December 31, 2017. If Telecom Argentina and its legal advisors’ arguments do not prevail, the Management of Telecom Argentina estimates that the amount of provisions for regulatory charges and sanctions might be increased in approximately $103 as of December 31, 2017.

Interest rate applicable to  the matters under Labor Courts of the City of Buenos Aires

On May 21, 2014 the National Labor Court of Appeals agreed, as a result of a divided vote, that the interest rate applicable to the matters under its jurisdiction in the City of Buenos Aires shall be the nominal annual rate for personal loans with free use of funds of the Argentine National Bank for a 49 to 60 month term (as of December 31, 2015 the mentioned rate was 3% per month). The Court also resolved that in those cases that the Court sentences are still pending, this new rate shall be applied as from the date on which each amount is due.

As from 2002 the above mentioned Court had resolved to apply the interest rate resulting from the monthly average of the interest rate used by the National Bank of Argentina for the granting of loans (as of December 31, 2015 the mentioned average rate was 2.055% per month).

This prospective criterion was sustained until the date of issuance of these consolidated financial statements as of December 31, 2016, since Telecom Group’s Management, with the assistance of its legal counsel, considered that there were strong legal grounds to challenge the retroactive application of the new rate.

However, later, the lower labor courts applied the new rate criterion retroactively as from the date that each amount is considered due. The Company has appealed these decisions, but the Labor Court of Appeals validated the criterion mentioned in recent cases and extraordinary appeals have been dismissed before the Supreme Court. For this reason, during 2017, the Company recorded additional provisions as it deemed sufficient to cover the impacts that these rulings could have.

2.Possible Contingencies

In addition to the possible contingencies related to regulatory matters described in Note 2 h) SU Fund in Telecom Argentina and in the last paragraph of section “Regulator’s Penalty Activities” mentioned above, is a summary of the most significant claims and legal actions for which no provisions have been established, although it cannot be ensured the final outcome of these lawsuits:

“Consumidores Financieros Asociación Civil para su Defensa” claim

In November 2011, Personal was notified of a lawsuit filed by the “Consumidores Financieros Asociación Civil para su Defensa” claiming that Personal made allegedly abusive charges to its customers by implementing per-minute billing and setting an expiration date for prepaid telecommunication cards.

The plaintiff claim Personal to: i) cease such practices and bill its customers only for the exact time of telecommunication services used; ii) reimburse the amounts collected in excess in the ten years preceding the date of the lawsuit; iii) credit its customers for unused minutes on expired prepaid cards in the ten years preceding the date of the lawsuit; iv) pay an interest equal to the lending rate charged by the Banco de la Nación Argentina; and v) pay punitive damages provided by article 52 bis of Law No. 24,240.

Personal responded in a timely manner, arguing the grounds by which the lawsuit should be dismissed, with particular emphasis on the regulatory framework that explicitly endorses Personal’s practices, now challenged by the plaintiff in disregard of such regulations.

The plaintiffs are seeking damages for unspecified amounts. Although the Company believes there are strong defenses according to which the claim should not succeed, in the absence of jurisprudence on the matter, the Company’s Management (with the advice of its legal counsel) has classified the claim as possible until a judgment is rendered.

This claim was at a preliminary stage as of the date of issuance of these consolidated financial statements. However, the judge has ordered the accumulation of this claim with two other similar claims against Telefónica Móviles Argentina S.A. and AMX Argentina S.A. So, the three legal actions will continue within the Federal Civil and Commercial Court No. 9.

Lawsuit against Personal on changes in services prices

In June 2012 the consumer trade union “Proconsumer” filed a lawsuit against Personal claiming that the company did not provide the clients with enough information regarding the new prices for the services provided by Personal between May 2008 and May 2011. It demands the reimbursement of the increase in the price billed to customers for a period of two months.

The Company’s Management considers that Personal had adequately informed its clients the modifications of the terms and conditions in which the service would be provided, and therefore, believes that this lawsuit should not succeed.

On September 5, 2012 the Court took notice of the lawsuit. On June 26, 2013, the judge upheld the jurisdictional plea filed by Personal and ordered to send the lawsuit to the Administrative and Contentious court, which decided that the jurisdiction corresponded to the Commercial Court. That decision was appealed by Personal through an extraordinary motion. The extraordinary motion was denied and Personal filed a complaint with the Argentine Supreme Court of Justice, which on May 27, 2016 provided that the demand will continue its proceedings in the commercial courts. The lawsuit is in the discovery phase and both parts are preparing the evidence required.

The Company’s Management considers that there are solid arguments for the favorable resolution of this lawsuit, but, in the event it is resolved unfavorably, it would not have a significant impact on Personal’s results and financial position.

Proceedings related to value added services - Mobile contents

On October 1, 2015 Personal was notified of a claim seeking damages for unspecified amounts initiated by consumer trade union “Cruzada Cívica para la defensa de los consumidores y usuarios de Servicios públicos”. The plaintiff invokes the collective representation of an undetermined number of Personal customers.

The plaintiff claims the way that content and trivia are contracted, in particular the improper billing of messages sent offering those services and their subscription. Additionally, it proposes the application of a punitive damages to Personal.

This claim is substantially similar to other claims made by a consumer association (Proconsumer) where collective representation of customers is also invoked. As of the date of issuance of these consolidated financial statements, those claims are at preliminary stages.

Personal has answered the claims through the presentation of legal and factual defenses, subpoenaing third parties involved in the provision of VAS. Likewise, with the advice of its legal counsel, Personal believes to have strong arguments for its defense in these lawsuits. However, given the absence of jurisprudential precedents, the final outcome of these claims cannot be assured.

Claims of some Content Providers to the Company

In the framework of the general reorganization of the content business started out by Personal in 2016, and given the expiration of agreements with content providers, some of the latter have been notified that such agreements will not be renewed.

By virtue of that communication, four of those companies initiated and obtained in court, precautionary measures against Personal, in order to avoid that the duly notified decision of not renewing the agreements be effective, and thus, forcing Personal to refrain from disconnecting or interrupting the contractual relationship on the scheduled dates.

On February 24, 2017, the ENACOM notified Personal the Resolution 2017-1122-APN-ENACOM # MCO (Resolution No. 1,122), which set out that Mobile Operators providers of audiotext and mass calling Value Added Services may receive, in every respect, a percentage that should not exceed 40% of the services invoiced on behalf and to the order those provider.

In addition, the Resolution sets forth a 30-day period to file under the ENACOM the interconnection contracts or the addenda to the existing ones, that ensure adjustments to the contracts already in force and with relation to the services rendered by the members of CAVAM.

On March 22, 2017, Personal’s Management, with the assistance of its legal advisors and due to its solid grounds, filed an administrative appeal against Resolution No. 1,122 before the former Ministry of Communications (MINCOM - currently the Ministry of Modernization.) In addition, Personal has brought legal actions to safeguard its rights.

On the other hand, it should be noted that the Company has renewed the commercial agreements with most of the providers of these contents, which are still in force.

On September 29, 2017, the ENACOM notified Personal with ENACOM Resolution No. 2,408/17, whereby it rejected the reconsideration appeals filed by Movistar and Claro against Resolution No. 1,122, and the suspension of the effects of said resolution requested by Personal, Movistar and Claro. In addition, in the same act, it rejected the reconsideration appeal filed by Personal against ENACOM Note No. 29/17 (in connection with the supplier MOVICLIPS). The appeal filed by Personal against Resolution No. 1,122 with the former MINCOM is still pending resolution.

“Asociación por la Defensa de Usuarios y Consumidores c/Telecom Personal S.A.” claim

In 2008 the “Asociación por la Defensa de Usuarios y Consumidores” sued Personal, seeking damages for unspecified amounts, claiming the billing of calls to the automatic answering machine and the collection system called “send to end” in collective representation of an undetermined number of Personal customers. The claim is currently in evidence phase.

In the third quarter of 2015 Personal took knowledge of an adverse court ruling in a similar trial, promoted by the same consumers association against other mobile operator.

The Company’s Management, with the advice of its legal counsel, believes that it has strong arguments for its defense, but given the new jurisprudential precedent, the outcome of this claim cannot be ensured.

Radioelectric Spectrum Fees

In October 2016 Personal modified the criteria used for the statement of some of its commercial plans (“Abono fijo”) for purposes of paying the radioelectric spectrum fees (derecho de uso de espectro radioeléctrico or “DER”), taking into account certain changes in such plans’ composition. This meant a reduction in the amount of fees paid by Personal.

In March 2017, the ENACOM demanded Personal to rectify its statements, requiring that such plans’ statements continue to be prepared based on the previous criteria. Personal’s Management believes that it has solid legal arguments to defend its position, which are actually confirmed by Resolution ENACOM No. 840/18. On August 15, 2017, Personal received a note for the differences owed, and on August 31, 2017 presented the corresponding administrative note. Personal’s Management believes that it has solid legal arguments to defend its position. However, it cannot be assured that such arguments will be accepted by the ENACOM.

The difference resulting from both sets of liquidation criteria is of approximately $403 since October 2016, plus interests.

3.Remote Contingencies

The Group faces other legal proceedings, fiscal and regulatory considered normal in the development of its activities. The Company Directors and its legal advisors estimate it will not generate an adverse impact on their financial position and the result of its operations, or its liquidity. In accordance with IAS 37 provisions, not any provision has been constituted related to the resolution of these issues

4.Contingency Asset

“AFA Plus Project” Claim

On July 20, 2012, the Company entered into an agreement with the Argentine Football Association (“AFA”), for the provision of services to a system called “Argentine Football System Administration” (“AFA Plus Project”) related to the secure access to first division football stadiums whereby Telecom Argentina should provide the infrastructure and systems to enable the AFA to manage the aforementioned project. The recovery of investments and expenses incurred by Telecom Argentina and its profit margin would come from charging AFA with a referring price stated in 20% of the popular ticket price per each football fan that attend the stadiums during the term of the agreement, so the recoverability of the Company’s assets related to the Project depended on AFA implementing the “AFA Plus Project”.

From 2012 and in compliance with its contractual obligations, the Company made investments and incurred in expenses amounting to $182 as of December 31, 2017, of which $143 are included in PP&E for the provision and installation of equipment and the execution of civil works for improving the football stadiums, registration centers equipment, inventories and material storage and attend other expenses directly associated with AFA Plus Project.

For several specific reasons of the Project, the football environment and the country context, the AFA Plus system was not implemented by AFA, not even partially. Accordingly, Telecom Argentina has not been able to begin collecting the agreed price.

Finally, throughout the agreement, Telecom Argentina received no compensation from AFA for the services provided and the work performed. In September 2014, AFA notified the Company of its decision to terminate the agreement with Telecom Argentina, modifying the AFA Plus Project, and also informed that it will assume the payment of the investments and expenditures incurred by the Company. Accordingly, negotiations between the parties have started.

In February 2015, AFA made a proposal to compensate the investments and expenditures incurred by the Company through advertising exchange exclusively related to the AFA Plus Project (or the one that replaces this Project in the future), in the amount of US$ 12.5 million. The proposal considered that if the advertising compensation was not realized in one year, AFA would pay to Telecom the agreed amount. The Company analyzed the quality of the assets offered by AFA in its offer of advertising exchange, and rejected the offer as insufficient.

New negotiations were conducted in 2015 to improve the mentioned offer (requiring a combination of cash payments and advertising) but a satisfactory agreement was not reached and negotiations were suspended for AFA internal affairs.

In October 2015, the Company formally demanded that AFA pay the amounts due ($179.2 plus interest from its implementation). AFA rejected the claim but agreed to resume negotiations for a closing agreement which was then suspended by the AFA electoral process.

In January 2016 both parties resumed conciliatory negotiations, while the Company reserved its right to exercise legal claims on the amounts due.

In June 2016 the Company initiated a compulsory pre-judicial mediation procedure. The first audience, held on July 12, 2016, was attended by both parties. A second audience was held on August 3, 2016 and a third and the last one was held on August 23, 2016, which resulted in no agreement between the parties.

As of the date of issuance of these consolidated financial statements, the Company initiated a new pre-judicial mediation procedure which was finished without agreement on February 15, 2018, and its preparing the lawsuit against AFA in order to claim the owed amounts through the judicial system. The Company’s Management with the assistance of its external advisor believes that they have solid and legal arguments for claiming and are evaluating the actions to be followed for recovering the investments and expenses made.

It is worth mentioning that the impairment recorded by the Company arising from the uncertainties related to the recoverable value of assets recognized by the AFA Plus Project (Works in Progress and Materials amounting to $143 as of December 31, 2017) have been only recorded for the purpose to comply with accounting standards and in no way involves giving up or limiting the rights given to the Company as a genuine creditor for the AFA Plus Project agreement.